AAM Low Duration Preferred and Income Securities ETF
Schedule of Investments
January 31, 2020 (Unaudited)
Shares	Security Description	Value
	PREFERRED STOCKS - 99.5%
	Communication Services - 5.7%
875	Qwest Corporation, 6.875%, 10/01/2054	$22,785
1,349	Qwest Corporation, 6.125%, 06/01/2053	33,765
715	Qwest Corporation, 6.625%, 09/15/2055	18,325
1,701	Qwest Corporation, 6.500%, 09/01/2056	43,801
146	Telephone & Data Systems, Inc., 5.875%, 12/01/2061	3,716
224	Telephone & Data Systems, Inc.,7.000%, 03/15/2060	5,768
167	Telephone & Data Systems, Inc., 6.875%, 11/15/2059	4,329
255	United States Cellular Corporation, 6.950%, 05/15/2060	6,602
205	United States Cellular Corporation, 7.250%, 12/01/2063	5,420
		144,511
	Consumer Discretionary - 0.6%
150	Dillard’s Capital Trust I, 7.500%, 08/01/2038	3,960
193	TravelCenters of America, Inc., 8.250%, 01/15/2028	4,966
89	TravelCenters of America, Inc., 8.000%, 12/15/2029	2,287
175	TravelCenters of America, Inc., 8.000%, 10/15/2030	4,498
		15,711
	Energy - 6.0%
276	DCP Midstream LP, Series B, 7.875% to 06/15/2023, VAR LIBOR USD 3 Month + 4.919%	6,845
193	DCP Midstream LP, Series C, 7.950% to 10/15/2023, VAR LIBOR USD 3 Month + 4.882%	4,804
766	Energy Transfer Operating LP, Series C, 7.375% to 06/21/2023, VAR ICE LIBOR USD 3 Month + 3.352%	18,828
757	Energy Transfer Operating LP, Series D, 7.625% to 08/15/2023, VAR ICE LIBOR USD 3 Month + 4.738%	18,811
1,361	Energy Transfer Operating LP, Series E, 7.600% to 05/15/2024, VAR ICE LIBOR USD 3 Month + 5.161%	34,297
198	GasLog, Ltd., Series A, 8.750%, Perpetual	5,000
542	NGL Energy Partners LP, Series B, 9.000% to 07/01/2022, VAR ICE LIBOR USD 3 Month + 7.213%	13,734
387	NuStar Energy LP, Series A, 8.500% to 12/15/2021, VAR ICE LIBOR USD 3 Month + 6.766%	9,559
658	NuStar Energy LP, Series B, 7.625% to 06/15/2022, VAR ICE LIBOR USD 3 Month + 5.643%	14,956
295	NuStar Energy LP, Series C, 9.000% to 12/15/2022, VAR ICE LIBOR USD 3 Month + 6.880%	7,443
216	Targa Resources Partners LP, Series A, 9.000% to 10/31/2020, VAR ICE LIBOR USD 1Month + 7.710%	5,597
292	Teekay LNG Partners LP, Series B, 8.500% to 10/15/2027, VAR ICE LIBOR USD 3 Month + 6.241%	7,496
204	Teekay Offshore Partners LP, Series E, 8.875% to 02/15/2025, VAR ICE LIBOR USD 3 Month + 6.407%	4,757
		152,127

	Financials - 47.3%
500	Aegon NV, Series 1, 4.000%, Perpetual	12,455
298	American Financial Group, Inc., 6.000%, 11/15/2055	7,775
107	Argo Group US, Inc., 6.500%, 09/15/2042	2,798
75	Assured Guaranty Municipal Holdings, Inc., 5.600%, 07/15/2103	1,961
949	Axis Capital Holdings, Ltd., Series E, 5.500%, Perpetual	24,759
194	B. Riley Financial, Inc., 7.500%, 05/31/2027	4,891
194	B. Riley Financial, Inc., 7.250%, 12/31/2027	4,928
91	B. Riley Financial, Inc., 7.375%, 05/31/2023	2,333
82	B. Riley Financial, Inc., 6.875%, 09/30/2023	2,079
176	B. Riley Financial, Inc., 6.750%, 05/31/2024	4,456
199	B. Riley Financial, Inc., 6.500%, 09/30/2026	5,025
421	Banco Santander SA, Series 6, 4.000%, Perpetual	10,180
394	Bank of America Corporation, Series 2, 3.000%, Perpetual	8,806
277	Bank of America Corporation, Series 4, 4.000%, Perpetual	6,939
554	Bank of America Corporation, Series 5, 4.000%, Perpetual	13,700
417	Bank of America Corporation, Series E, 4.000%, Perpetual	10,317
1,618	Bank of America Corporation, Series K, 6.450% to 12/15/2066	43,006
1,451	Bank of America Corporation, Series CC, 6.200%, Perpetual	37,973
1,002	Bank of New York Mellon Corporation, 5.200%, Perpetual	26,072
113	BOK Financial Corporation, 5.375%, 06/30/2056	3,000
94	Brightsphere Investment Group, Inc., 5.125%, 08/01/2031	2,358
1,550	Capital One Financial Corporation, Series B, 6.000%, Perpetual	39,440
867	Capital One Financial Corporation, Series F, 6.200%, Perpetual	22,629
448	Capstead Mortgage Corporation, Series E, 7.500%, Perpetual	11,406
257	Commerce Bancshares, Inc., Series B, 6.000%, Perpetual	6,772
176	Compass Diversified Holdings, Series B, 7.875% to 04/30/2028, VAR ICE LIBOR USD 3 Month + 4.985%	4,662
103	Cowen, Inc., 7.350%, 12/15/2027	2,680
258	Cullen/Frost Bankers, Inc., 5.375%, Perpetual	6,762
1,593	Deutsche Bank Contingent Capital Trust II, 6.550%, Perpetual	41,864
173	First Horizon National Corporation, Series A, 6.200%, Perpetual	4,496
173	First Republic Bank, Series F, 5.700%, Perpetual	4,448
259	First Republic Bank, Series G, 5.500%, Perpetual	6,853
347	Goldman Sachs Group, Inc., Series C, 4.000%, Perpetual	8,220
2,338	Goldman Sachs Group, Inc., Series D, 4.000%, Perpetual	54,218
1,299	Goldman Sachs Group, Inc., Series A, 3.750%, Perpetual	28,981
112	Hancock Whitney Corporation, 5.950%, 06/15/2045	2,886
131	Hanover Insurance Group, Inc., 6.350%, 03/30/2053	3,402
1,404	ING Groep NV, 6.125%, Perpetual	36,967
1,656	JPMorgan Chase & Company, Series Y, 6.125%, Perpetual	41,599
1,325	JPMorgan Chase & Company, Series BB, 6.150%, Perpetual	33,827
1,642	JPMorgan Chase & Company, Series AA, 6.100%, Perpetual	41,920
752	Ladenburg Thalmann Financial Services, Inc., Series A, 8.000%, Perpetual	18,883
1,000	Legg Mason, Inc., 5.450%, 09/15/2056	25,880
249	Maiden Holdings, Ltd., Series A, 8.250%, Perpetual (a)	1,805
251	Maiden Holdings, Ltd., Series D, 6.700%, Perpetual (a)	1,807
275	Maiden Holdings, Ltd., Series C, 7.125%, Perpetual (a)	1,980
1,033	MetLife, Inc., Series A, 4.000%, Perpetual	25,784
1,899	Morgan Stanley, Series A, 4.000%, Perpetual	43,905
199	MVC Capital, Inc., 6.250%, 11/30/2022	5,082
285	National General Holdings Corporation, Series B, 7.500%, Perpetual	7,213
344	National General Holdings Corporation, Series C, 7.500%, Perpetual	8,803
172	National General Holdings Corporation, 7.625%, 09/15/2055	4,498
600	Navient Corporation, 6.000%, 12/15/2043	14,958
314	PartnerRe, Ltd., Series I, 5.875%, Perpetual	8,221

823	PNC Financial Services Group, Inc., Series Q, 5.375%, Perpetual	21,143
136	Popular Capital Trust I, 6.700%, 11/01/2033	3,562
97	Popular Capital Trust II, 6.125%, 12/01/2034	2,485
162	Prospect Capital Corporation, 6.250%, 06/15/2024	4,180
1,147	Prudential Financial, Inc., 5.750%, 12/15/2052	30,006
1,417	Prudential Financial, Inc., 5.700%, 03/15/2053	36,757
858	Regions Financial Corporation, Series A, 6.375%, Perpetual	22,205
473	RenaissanceRe Holdings, Ltd., Series E, 5.375%, Perpetual	12,066
172	SLM Corporation, Series B, 3.594%, Perpetual	10,127
859	State Street Corporation, Series C, 5.250%, Perpetual	22,033
83	Texas Capital Bancshares, Inc., 6.500%, 09/21/2042	2,239
258	Texas Capital Bancshares, Inc., Series A, 6.500%, Perpetual	6,796
297	Truist Financial Corporation, Series I, 4.000%,, Perpetual	7,487
857	Truist Financial Corporation, Series G, 5.200%, Perpetual	21,854
771	Truist Financial Corporation, Series F, 5.200%, Perpetual	19,668
863	US Bancorp, 5.150%, Perpetual	22,136
777	Wells Fargo & Company, Series V, 6.000%, Perpetual	20,218
894	Wells Fargo & Company, Series X, 5.500%, Perpetual	23,244
775	Wells Fargo & Company, Series W, 5.700%, Perpetual	20,104
506	Wells Fargo & Company, Series O, 5.125%, Perpetual	12,822
486	Wells Fargo & Company, Series P, 5.250%, Perpetual	12,354
620	Wells Fargo & Company, Series T, 6.000%, Perpetual	15,717
582	Wells Fargo & Company, 5.200%, Perpetual	14,783
131	Western Alliance Bancorp, 6.250%, 07/01/2056	3,460
215	WR Berkley Corporation, 5.750%, 06/01/2056	5,618
263	WR Berkley Corporation, 5.625%, 04/30/2053	6,756
82	WR Berkley Corporation, 5.900%, 03/01/2056	2,140
217	Zions Bancorp, Series H, 5.750%, Perpetual	5,683
		1,196,305
	Industrials - 1.7%
197	Fortress Transportation & Infrastructure Investors, LLC., Series B, 8.000% to 12/15/2024, VAR ICE LIBOR USD 3 Month + 6.447% (a)	5,122
391	Seaspan Corporation, Series H, 7.875%, Perpetual	10,295
235	Seaspan Corporation, Series E, 8.250%, Perpetual	6,040
221	Seaspan Corporation, Series D, 7.950%, Perpetual	5,695
338	Seaspan Corporation, Series G, 8.200%, Perpetual	8,818
340	Steel Partners Holdings LP, Series A, 6.000%, 02/07/2026	7,742
		43,712
	Mining, Quarrying, and Oil and Gas Extraction - 0.9%
806	NuStar Logistics LP, 8.565%, 01/15/2043	21,335

	Real Estate - 21.8%
197	AG Mortgage Investment Trust, Inc., Series B, 8.000%, Perpetual	5,102
408	AGNC Investment Corporation, Series D, 6.875% to 04/15/2024, VAR ICE LIBOR USD 3 Month + 4.332%	10,657
694	AGNC Investment Corporation, Series E, 6.500% to 10/15/2024, VAR ICE LIBOR USD 3Month + 4.993%	18,009
788	Annaly Capital Management, Inc., Series D, 7.500%, Perpetual	20,299
759	Annaly Capital Management, Inc., Series I, 6.750% to 09/30/2024, VAR ICE LIBOR USD 3 Month + 4.989%	19,810
838	Annaly Capital Management, Inc., Series G, 6.500% to 03/31/2023. VAR ICE LIBOR USD 3 Month + 4.172%	21,512
1,234	Annaly Capital Management, Inc., Series F, 6.950% to 09/30/2022, VAR ICE LIBOR USD 3 Month + 4.993%	32,244
362	ARMOUR Residential REIT, Inc., Series B, 7.875%, Perpetual	9,104
246	Bluerock Residential Growth REIT, Inc., Series A, 8.250%, Perpetual	6,470
343	Boston Properties, Inc., Series B, 5.250%, Perpetual	8,949

430	Brookfield Property REIT, Inc., Series A, 6.375%, Perpetual	10,978
740	CBL & Associates Properties, Inc., Series D, 7.375%, Perpetual (a)	2,916
283	CBL & Associates Properties, Inc., Series E, 6.625%, Perpetual (a)	1,092
445	Chimera Investment Corporation, Series C, 7.750% to 09/30/2025, VAR ICE LIBOR USD 3 Month + 4.743%	11,695
194	City Office REIT, Inc., Series A, 6.625%, Perpetual	5,108
215	CorEnergy Infrastructure Trust, Inc., Series A, 7.375%, Perpetual	5,526
430	Digital Realty Trust, Inc., Series I, 6.350%, Perpetual	11,103
430	Digital Realty Trust, Inc., Series G, 5.875%, Perpetual	11,094
704	Diversified Healthcare Trust, 5.625%, 08/01/2042, Perpetual	17,565
199	Ellington Financial, Inc., 6.750% to 10/30/2024, VAR ICE LIBOR USD 3 Month + 5.196%	5,186
332	Hersha Hospitality Trust, Series D, 6.500%, Perpetual	8,602
241	Invesco Mortgage Capital, Inc., Series A, 7.750%, Perpetual	6,319
172	iStar, Inc., Series D, 8.000%, Perpetual	4,429
214	iStar, Inc., Series I, 7.500%, Perpetual	5,468
173	MFA Financial, Inc., 8.000%, 04/15/2042	4,524
343	MFA Financial, Inc., Series B, 7.500%, Perpetual	8,897
593	National Retail Properties, Inc., Series F, 5.200%, Perpetual	15,596
489	New Residential Investment Corporation, Series B, 7.125% to 08/15/2024, VAR ICE LIBOR USD 3 Month + 5.640%	12,905
298	New York Mortgage Trust, Inc., Series E, 7.875% to 01/15/2025, VAR ICE LIBOR USD 3 Month + 6.429%	7,644
257	New York Mortgage Trust, Inc., Series D, 8.000% to 10/15/2027, VAR ICE LIBOR USD 3 Month + 5.695%	6,669
617	Office Properties Income Trust, 5.875%, 05/01/2046	16,196
190	Pebblebrook Hotel Trust, Series E, 6.375%, Perpetual	4,818
216	Pebblebrook Hotel Trust, Series D, 6.375%, Perpetual	5,689
259	Pebblebrook Hotel Trust, Series F, 6.300%, Perpetual	6,830
216	Pebblebrook Hotel Trust, Series C, 6.500%, Perpetual	5,523
327	PS Business Parks Inc, Series W, 5.200%, Perpetual	8,613
388	Public Storage, Series X, 5.200%, Perpetual	9,917
560	Public Storage, Series D, 4.950%, Perpetual	14,487
345	Public Storage, Series C, 5.125%, Perpetual	9,063
517	Public Storage, Series B, 5.400%, Perpetual	13,447
852	Public Storage, Series V, 5.375%, Perpetual	21,675
861	Public Storage, Series W, 5.200%, Perpetual	21,913
259	SITE Centers Corporation, Series K, 6.250%, Perpetual	6,721
397	SL Green Realty Corporation, Series I, 6.500%, Perpetual	10,417
198	Sunstone Hotel Investors, Inc., Series E, 6.950%, Perpetual	5,148
293	Taubman Centers, Inc., Series K, 6.250%, Perpetual	7,559
345	Two Harbors Investment Corporation, Series E, 7.500%, Perpetual	8,839
1,330	VEREIT, Inc., Series F, 6.700%, Perpetual	33,915
517	Vornado Realty Trust, Series L, 5.400%, Perpetual	13,178
517	Vornado Realty Trust, Series K, 5.700%, Perpetual	13,349
		552,769
	Utilities - 15.5%
1,611	Dominion Energy, Inc., Series A, 5.250%, 07/30/2076	42,144
399	DTE Energy Company, 5.250%, 12/01/2062	10,258
1,005	Duke Energy Corporation, 5.125%, 01/15/2073	26,130
820	Entergy Arkansas, LLC., 4.875%, 09/01/2066	21,435
250	Entergy Arkansas, LLC., 4.750%, 06/01/2063	6,412
400	Entergy Arkansas, LLC., 4.900%, 12/01/2052	10,336
402	Entergy Louisiana, LLC., 5.250%, 07/01/2052	10,360
540	Entergy Louisiana, LLC., 4.875%, 09/01/2066	14,148
200	Entergy Louisiana, LLC., 4.700%, 06/01/2063	5,118
344	Interstate Power & Light Company, Series D, 5.100%, Perpetual	8,758
197	Just Energy Group, Inc., Series A, 8.500% to 03/31/2022, VAR ICE LIBOR USD 5 Week + 6.980%	2,021
997	NextEra Energy Capital Holdings, Inc., Series I, 5.125%, 11/15/2072	25,952
905	NextEra Energy Capital Holdings, Inc., 5.000%, 01/15/2073	23,195

907	PPL Capital Funding, Inc., Series B, 5.900%, 04/30/2073	23,255
801	SCE Trust II, 5.100%, Perpetual	20,025
550	SCE Trust III, Series H, 5.750% to 03/15/2024, VAR ICE LIBOR USD 3 Month + 2.990%	13,695
650	SCE Trust IV, Series J, 5.375% to 09/15/2025, VAR ICE LIBOR USD 3 Month + 3.132%	16,217
600	SCE Trust V, Series K, 5.450% to 03/15/2026, VAR ICE LIBOR USD 3 Month + 3.790%	14,862
2,009	Southern Company, 6.250%, 10/15/2075	51,933
1,605	Southern Company, 5.250%, 10/01/2076	41,891
175	Tennessee Valley Authority, Series A, 3.360%, 05/01/2029	4,540
		392,685
	TOTAL PREFERRED STOCKS (Cost $2,496,453)	2,519,155

	SHORT-TERM INVESTMENTS - 5.2%
132,474	Invesco Government & Agency Portfolio, Institutional Class 1.49% (b)	132,474
	TOTAL SHORT-TERM INVESTMENTS (Cost $132,474)	132,474
	TOTAL INVESTMENTS - 104.7% (Cost $2,628,927)	2,651,629
	Liabilities in Excess of Other Assets - (4.7)%	(119,205)
	NET ASSETS - 100.0%	$2,532,424

	Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Rate shown is the annualized seven-day yield as of January 31, 2020.
	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
USD	U.S. Dollar
VAR	Variable Rate

Summary of Fair Value Disclosure at January 31, 2020 (Unaudited)

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. Accounting principals generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security.
To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of January 31, 2020:

AAM Low Duration Preferred and Income Securities ETF
Assets	Level 1	Level 2	Level 3	Total
Preferred Stocks	$2,479,715	$39,440	$-	$2,519,155
Short-Term Investments	132,474	-	-	132,474
Total Investments in Securities	$2,612,189	$39,440	$-	$2,651,629

For the period ended January 31, 2020, the Funds did not recognize any transfers to or from Level 3.